EMPLOYEE BENEFIT PLANS Other long term benefits (Details) - Other long term benefits [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Present value of the obligation as of January 1	$ 362,862	$ 341,846
Current cost of service	33,944	34,382
Interest cost	24,122	21,598
Benefits paid	(36,884)	(32,464)
Loss due to assumption changes and plan experience	32,850	(3,237)
Foreign currency translation effect	75	737
Defined obligation, unfunded as of December 31	$ 416,969	$ 362,862